Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Disclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2021	2020

Long-term gold price (per ounce)	US$1,600	US$1,600
Long-term silver price (per ounce)	US$21	US$20
Post-tax real discount rate	4.3%	3.5%